Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Schedule of depreciation calculated using straight-line method over estimated useful lives of assets
%

Computers and peripheral equipment	33.33
Office furniture and equipment	7.0 – 20.0
Leasehold improvements	Over the shorter of the term of the lease or the life of the assets

Schedule of fair value assumptions
	Year ended December 31,
Stock options	2016	2015	2014

Volatility	48%-50%	42%-48%	38%-42%
Risk-free interest rate	0.8%-1.4%	1.1%-1.2%	1.0%-1.7%
Dividend yield	0%	0%	0%
Expected term (years)	3.4-4.0	3.4-3.9	3.3-4.9